Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Line Items]
Disclosure - Pay vs Performance Disclosure

(a) Year	(b) Summary Compensation Table Total for PEO ($)	(c) Compensation Actually Paid to PEO ($)	(d) Actual Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	(e) Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)
2025	117,700	117,700	354,400	354,400
2024	150,000	150,000	384,600	384,600
2023	223,800	223,800	379,200	379,200

Named Executive Officers, Footnote [Text Block]

•	During 2025, our Chief Executive Officers were Michael S. Liebowitz and Matthew C. Winger. During 2024, our Chief Executive Officer was Michael S. Liebowitz. During 2023, our Chief Executive Officers were Michael A Feinstein, M.D. and Michael S. Liebowitz.

•	During 2025, our remaining NEO’s consisted of Debra E. Glickman, Chief Financial Officer, and Terry W. Stovold, Chief Operating Officer. During 2024 and 2023, our remaining NEO’s consisted of Terry W. Stovold, Chief Operating Officer, and Mathew C. Winger, Executive Vice President of Corporate Development.

Summary Compensation Table Total for PEO	$ 117,700	$ 150,000	$ 223,800
Compensation Actually Paid to PEO	117,700	150,000	223,800
Actual Summary Compensation Table Total for Non-PEO Named Executive Officers	354,400	384,600	379,200
Average Compensation Actually Paid to Non-PEO Named Executive Officers	$ 354,400	$ 384,600	$ 379,200
PEO Name	Michael S. Liebowitz and Matthew C. Winger	Michael S. Liebowitz	Michael A Feinstein, M.D. and Michael S. Liebowitz